Related Party Balances and Transactions - Schedule of Balance Due from Shareholders (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Balances and Transactions [Abstract]
Due from/ (to)shareholders/ related party	$ 89,973	$ (154,453)
Less: allowance for expected credit loss			$ (17,818)	$ (17,059)
Balance due from shareholders, total	$ 89,973	$ (154,453)